Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
NVR, INC. PROFIT SHARING PLAN
EIN: 54-1394360
Plan Number: 333
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
December 31, 2025
(dollars in thousands)

	(b)	(c)	(d)	(e)
(a)	Identity of issue, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value
*	Participant loans	Participants loans with various rates of interest from 4.25% to 9.50% and maturity dates through December 2040	$—	$13,255

*	Parties-in-interest